Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 367,310	$ 296,218
Production costs	445,183	334,839
Gold, Lead, and Zinc Concentrate
Inventory [Line Items]
Production costs	2,122	632
Depreciation charges	$ 206	$ 1,894